Note 9 - Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
$
Year ending December 31, 2017	103
Year ending December 31, 2018	64

Total	167